Consolidated balance sheet (Parenthetical) shares in Millions	Jun. 30, 2025 shares
Rio Tinto Plc | Shares Held By Public
Statements [Line Items]
Number of shares outstanding	1,254.0
Rio Tinto Limited
Statements [Line Items]
Number of shares issued and fully paid	371.2